INCOME TAXES - Income (loss) before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
INCOME TAXES
Income (loss) before income taxes, domestic	¥ 7,336,643		¥ 7,972,972	¥ 5,455,438
Income before income tax expense	7,376,135	$ 1,054,775	7,892,422	5,277,451
Hong Kong
INCOME TAXES
Income (loss) before income taxes, foreign	375,046
Others
INCOME TAXES
Income (loss) before income taxes, foreign	¥ (335,554)		¥ (80,550)	¥ (177,987)